UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Clarkston Capital Partners
Address:  91 West Long Lake
          Bloomfield Hills, MI  48304

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Salvatore F. Gianino
Title:    Chief Compliance Officer
Phone:    (248) 723-8000

Signature, Place, and Date of Signing:

   /s/ Salvatore F. Gianino        Bloomfield Hills, MI           1/18/2013
   ------------------------        --------------------           ---------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           88
                                         -----------

Form 13F Information Table Value Total:  $   121,139
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1             COLUMN 2  COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
------------------------------  --------  ---------  -----------  ----------------------  ----------  -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                TITLE OF                VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER   ---------------------
        NAME OF ISSUER           CLASS      CUSIP     (x$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
------------------------------  --------  ---------  -----------  -----------  ---  ----  ----------  -------- ------- ------ ------
3M Co                           EQUITY    88579y101        1,424       15,340  SHR        Yes                   15,340
American Express Co             EQUITY    025816109        1,878       32,680  SHR        Yes                   32,680
Antares Pharma Inc              EQUITY    036642106           83       21,760  SHR        Yes                   21,760
Apple Inc                       EQUITY    037833100        2,777        5,218  SHR        Yes                    5,218
Arthur J Gallagher & Co         EQUITY    363576109          541       15,615  SHR        Yes                   15,615
Baidu Inc ADS                   EQUITY    056752108        1,504       15,000  SHR        Yes                   15,000
Becton Dickinson & Co           EQUITY    075887109        1,061       13,570  SHR        Yes                   13,570
Broadridge Finl                 EQUITY    11133t103        3,555      155,365  SHR        Yes                  155,365
Campbell Soup Co                EQUITY    134429109          898       25,745  SHR        Yes                   25,745
Capital One Finl Corp           EQUITY    14040h105        1,643       28,365  SHR        Yes                   28,365
Caterpillar Inc                 EQUITY    149123101          371        4,140  SHR        Yes                    4,140
CH Robinson WW Inc              EQUITY    12541w209          479        7,580  SHR        Yes                    7,580
Charles River Labs Intl         EQUITY    159864107        1,049       27,985  SHR        Yes                   27,985
Church & Dwight Co              EQUITY    171340102          246        4,585  SHR        Yes                    4,585
Cintas Corp                     EQUITY    172908105        1,238       30,260  SHR        Yes                   30,260
Cisco Systems Inc               EQUITY    17275r102        4,404      224,144  SHR        Yes                  224,144
Clorox Co                       EQUITY    189054109        1,150       15,712  SHR        Yes                   15,712
Coca Cola Co                    EQUITY    191216100          701       19,334  SHR        Yes                   19,334
Copart Inc                      EQUITY    217204106          525       17,800  SHR        Yes                   17,800
Corporate Exec Board            EQUITY    21988r102          363        7,650  SHR        Yes                    7,650
Costco Wholesale                EQUITY    22160k105          397        4,025  SHR        Yes                    4,025
Dell Inc                        EQUITY    24702r101          845       83,295  SHR        Yes                   83,295
Diageo PLC ADR                  EQUITY    25243q205          586        5,023  SHR        Yes                    5,023
Disney Walt Co                  EQUITY    254687106        1,325       26,621  SHR        Yes                   26,621
Duke Energy Corp                EQUITY    26441c204          259        4,066  SHR        Yes                    4,066
Dun & Bradstreet Corp           EQUITY    26483e100          738        9,385  SHR        Yes                    9,385
Emerson Electric                EQUITY    291011104        1,121       21,160  SHR        Yes                   21,160
Equifax Inc                     EQUITY    294429105          771       14,245  SHR        Yes                   14,245
Exxon Mobil Corp                EQUITY    30231g102        2,061       23,808  SHR        Yes                   23,808
Fair Isaac Corp                 EQUITY    303250104          276        6,575  SHR        Yes                    6,575
Federated Investors Inc         EQUITY    314211103        2,233      110,383  SHR        Yes                  110,383
FedEx Corp                      EQUITY    31428x106          223        2,435  SHR        Yes                    2,435
Ford Motor Co                   EQUITY    345370860          748       57,798  SHR        Yes                   57,798
General Electric Co             EQUITY    369604103        4,408      209,986  SHR        Yes                  209,986
Google Inc Cl A                 EQUITY    38259p508          673          951  SHR        Yes                      951
Graco Inc                       EQUITY    384109104          431        8,375  SHR        Yes                    8,375
Hillenbrand Inc                 EQUITY    431571108        1,798       79,510  SHR        Yes                   79,510
Home Depot Inc                  EQUITY    437076102        1,237       19,995  SHR        Yes                   19,995
Intel Corp                      EQUITY    458140100        1,803       87,425  SHR        Yes                   87,425
Intl Business Machines          EQUITY    459200101          936        4,884  SHR        Yes                    4,884
Johnson & Johnson               EQUITY    478160104        5,857       83,550  SHR        Yes                   83,550
Kellogg Co                      EQUITY    487836108          693       12,405  SHR        Yes                   12,405
Landauer Inc                    EQUITY    51476k103          378        6,180  SHR        Yes                    6,180
Landstar Systems                EQUITY    515098101          221        4,210  SHR        Yes                    4,210
Legg Mason Inc                  EQUITY    524901105        2,523       98,092  SHR        Yes                   98,092
Linear Tech Corp                EQUITY    535678106          388       11,300  SHR        Yes                   11,300
Mackinac Finl Corp              EQUITY    554571109          246       34,752  SHR        Yes                   34,752
Mastercard Inc Cl A             EQUITY    57636q104          764        1,556  SHR        Yes                    1,556
Matthews Intl Cl A              EQUITY    577128101        1,216       37,890  SHR        Yes                   37,890
McCormick & Co Inc              EQUITY    579780206          982       15,455  SHR        Yes                   15,455
McDonalds Corp                  EQUITY    580135101          315        3,570  SHR        Yes                    3,570
Medtronic Inc                   EQUITY    585055106        3,159       77,020  SHR        Yes                   77,020
Microsoft Corp                  EQUITY    594918104        4,044      151,409  SHR        Yes                  151,409
Mondelez Intl                   EQUITY    609207105        1,641       64,485  SHR        Yes                   64,485
Omnicare Inc                    EQUITY    681904108        2,782       77,068  SHR        Yes                   77,068
Patterson Co Inc                EQUITY    703395103          980       28,635  SHR        Yes                   28,635
Paychex Inc                     EQUITY    704326107        1,015       32,631  SHR        Yes                   32,631
PepsiCo Inc                     EQUITY    713448108        4,698       68,661  SHR        Yes                   68,661
Pfizer Inc                      EQUITY    717081103        2,803      111,751  SHR        Yes                  111,751
Procter & Gamble Co             EQUITY    742718109        5,688       83,789  SHR        Yes                   83,789
Ritchie Bros Auction            EQUITY    767744105          272       13,030  SHR        Yes                   13,030
Schwab Charles Corp             EQUITY    808513105        3,494      243,303  SHR        Yes                  243,303
Sigma-Aldrich Corp              EQUITY    826552101          998       13,570  SHR        Yes                   13,570
Sysco Corp                      EQUITY    871829107        4,662      147,255  SHR        Yes                  147,255
Texas Instruments               EQUITY    882508104          216        7,000  SHR        Yes                    7,000
Thermo Fisher Scientific        EQUITY    883556102          268        4,205  SHR        Yes                    4,205
Thor Industries Inc             EQUITY    885160101          438       11,705  SHR        Yes                   11,705
Union Pacific Corp              EQUITY    907818108          263        2,090  SHR        Yes                    2,090
United Parcel Service           EQUITY    911312106        1,743       23,635  SHR        Yes                   23,635
US Bancorp                      EQUITY    902973304        2,634       82,483  SHR        Yes                   82,483
Valspar Corp                    EQUITY    920355104          468        7,505  SHR        Yes                    7,505
Vanguard MegaCap 300 ETF        ETF       921910873          257        5,271  SHR        Yes                    5,271
Vanguard MSCI EAFE ETF          ETF       921943858          207        5,876  SHR        Yes                    5,876
Vanguard S&P 500 ETF            ETF       922908413          967       14,830  SHR        Yes                   14,830
VCA Antech Inc                  EQUITY    918194101          510       24,250  SHR        Yes                   24,250
Visa Inc                        EQUITY    92826c839          856        5,645  SHR        Yes                    5,645
Wal-Mart Stores Inc             EQUITY    931142103        1,910       27,995  SHR        Yes                   27,995
Washington Post Cl B            EQUITY    939640108          707        1,937  SHR        Yes                    1,937
Waste Mgmt Inc                  EQUITY    94106L109          937       27,760  SHR        Yes                   27,760
Waters Corp                     EQUITY    941848103          229        2,625  SHR        Yes                    2,625
Weight Watchers Intl            EQUITY    948626106          298        5,690  SHR        Yes                    5,690
WellPoint Inc                   EQUITY    94973v107        1,934       31,750  SHR        Yes                   31,750
Wells Fargo & Co                EQUITY    949746101          275        8,050  SHR        Yes                    8,050
Western Union Co                EQUITY    959802109          165       12,100  SHR        Yes                                 12,100
Western Union Co                EQUITY    959802109        5,430      399,003  SHR        Yes                  399,003
Weyerhaeuser Co                 EQUITY    962166104          316       11,355  SHR        Yes                   11,355
Willis Grp Hldgs PLC            EQUITY    g96666105          810       24,152  SHR        Yes                   24,152
Zebra Tech Cl A                 EQUITY    989207105          720       18,315  SHR        Yes                   18,315